GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL
Summary of changes in goodwill

Changes in goodwill are as follows during the years ended December 31, 2021 and 2020:

Balance as of January 1, 2020	$1,209,953
Additions –	—
Balance as of December 31, 2020	$1,209,953
Additions – foreign currency translation	110,147
Balance as of December 31, 2021	$1,320,100